Supplemental Cash Flow Information (Details Narrative) - CAD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Amount transferred from reserve to deficit	$ 2,771,485	$ 1,561,344
Accrued exploration and evaluation expenditures	49,094	$ 172,059
Additional investment	$ 106,343